Contingencies and commitments - Summary of indemnities and other performance guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contingencies And Commitments [Abstract]
Contingent liabilities, indemnities and other performance guarantees	$ 498	$ 441
Contingent liabilities incurred in relation to interests in joint ventures and associates	$ 0	$ 0